Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.9%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.644%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,505,242
Series 2018-1A, Class E, 11.544%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,985,000
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.767%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,508,337
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.473%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	2,500	2,493,838
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.522%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,675	1,755,288
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.001%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	3,008,991
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.544%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,511,055
ARES XXXIIR CLO Ltd.:
Series 2014-32RA, Class C, 8.484%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,012,295
Series 2014-32RA, Class D, 11.434%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	1,000	1,002,707
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.263%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,994,520
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.144%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,520,862
Series 2018-1A, Class C, 8.163%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,497,210
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.494%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,600,354
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.251%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,510,689
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.144%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,310,112
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.144%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,511,663
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.247%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	2,250	2,265,917
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.913%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,750	1,756,914
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.212%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,004,786
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.413%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	$3,000	$ 3,013,566
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.417%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,511,650
Series 2018-1A, Class D, 11.167%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,488,961
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 8.144%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,991,280
Series 2015-3A, Class DR, 10.944%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,846,868
Series 2016-3A, Class DR, 8.684%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,496,840
Series 2016-3A, Class ER, 11.534%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,430,253
Series 2018-1A, Class D, 8.567%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,469,320
Series 2018-1A, Class E, 11.467%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,857,790
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.384%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,222,523
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.674%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	3,018,258
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.001%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,212
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.417%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,469,568
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.032%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	2,009,654
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.391%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,415,375
Series 2023-21A, Class D, 10.729%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,540,984
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.263%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,797,219
Series 2016-1A, Class ER, 11.313%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,887,668
Series 2016-2A, Class ER, 11.563%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,411,071
Series 2018-1A, Class D, 8.463%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,005,004
Series 2018-1A, Class E, 11.313%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,680,692
Series 2019-2A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,493,717

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.317%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	$5,000	$ 5,020,580
Series C17A, Class DR, 11.517%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,456,187
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.063%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,510,122
Series 2012-3A, Class DR2, 12.063%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,503,896
Series 2014-3RA, Class C, 8.475%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,005,035
Series 2014-3RA, Class D, 10.925%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,121,706
Series 2014-4RA, Class C, 8.463%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,757,480
Series 2014-4RA, Class D, 11.213%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,471,977
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.901%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,014,535
Series 2021-7A, Class D, 11.813%, (3 mo. SOFR + 6.512%), 10/15/35(1)(2)	250	252,005
Series 2022-6A, Class DR, 10.035%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,887,581
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.144%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,005,354
CIFC Funding Ltd.:
Series 2022-1A, Class E, 11.686%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	753,020
Series 2022-4A, Class D, 8.836%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,758,356
Crown City CLO I, Series 2020-1A, Class DR, 12.544%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	250	246,875
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.413%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,490,522
Series 2018-55A, Class E, 10.963%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,887,610
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.163%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	6,939,415
Series 2015-41A, Class ER, 10.863%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,149,729
Series 2016-42A, Class D1AR, 8.601%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,503,652
Series 2016-42A, Class ERR, 11.801%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,517,055
Empower CLO Ltd., Series 2023-2A, Class D, 10.701%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,074,384
Security	Principal Amount (000's omitted)	Value
Galaxy XIX CLO Ltd., Series 2015-19A, Class D1R, 12.075%, (3 mo. SOFR + 6.792%), 7/24/30(1)(2)	$2,000	$ 1,998,178
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 9.347%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	2,000	2,008,206
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.244%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,255,700
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.356%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,513,520
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.457%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,970,230
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.944%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,006,198
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.644%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	2,004,008
Series 2018-2A, Class E, 11.294%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,645,388
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 11.679%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,561,358
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.351%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,525,415
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.901%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	761,220
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.522%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,003,678
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.464%, (3 mo. SOFR + 6.182%), 10/21/30(1)(2)	2,000	2,006,176
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.785%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,618,117
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.082%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	502,805
Series 2022-24A, Class E, 12.702%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,004,961
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.397%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,425	1,432,604
Series 2015-1A, Class DR4, 12.087%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,006,940
Series 2021-2A, Class E, 11.913%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,009,649

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.245%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	$1,250	$ 1,262,108
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.813%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	753,858
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.063%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,054,333
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 11.513%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,780,645
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.046%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,890,775
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.444%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,525,564
Series 2016-1A, Class DR, 11.444%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,682
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.744%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,510,422
Series 2018-9A, Class D, 11.794%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,172,624
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 11.541%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	3,250	3,192,221
Series 2015-3A, Class CR, 8.694%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,504,922
Series 2015-3A, Class DR, 11.744%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,170,264
Series 2016-3A, Class CR, 8.791%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	2,002,878
Series 2016-3A, Class DR, 11.621%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,207,560
Wellfleet CLO Ltd.:
Series 2021-3A, Class E, 12.663%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	1,006,510
Series 2022-1A, Class D, 9.441%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	1,001,459
Series 2022-1A, Class E, 13.161%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,299,653
Series 2022-2A, Class E, 13.839%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	1,018,540
Total Asset-Backed Securities (identified cost $242,736,054)		$ 241,397,698

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 4,191,663
Phoenix Services International LLC(4)(5)	291,132	1,437,464
Phoenix Services International LLC(4)(5)	26,562	131,150
		$ 5,760,277
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	342,076	$ 1,667,621
		$ 1,667,621
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	50,519	$ 868,927
		$ 868,927
Entertainment — 0.0%(6)
New Cineworld Ltd.(4)(5)	113,548	$ 2,157,412
		$ 2,157,412
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Cano Health, Inc.(4)(5)	380,806	3,046,448
Envision Parent, Inc.(4)(5)	953,838	10,333,213
		$ 13,379,661
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 10,514,992
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 10,514,992
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	138,671	$ 121,337
		$ 121,337
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(5)	116,152	$ 9,582,540
		$ 9,582,540

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.1%
Covis Midco 1 SARL, Class A(4)(5)	8,349	$ 4,258
Covis Midco 1 SARL, Class B(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class C(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class D(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class E(4)(5)	8,349	4,258
Mallinckrodt International Finance SA(4)(5)	107,065	6,075,937
		$ 6,097,227
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,563	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,048,265	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $87,790,863)		$ 50,149,994

Corporate Bonds — 9.5%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.3%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	$ 3,903,305
6.875%, 12/15/30(1)	15,000	15,436,365
		$ 19,339,670
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	11,258	$ 11,192,744
5.75%, 4/20/29(1)	14,475	14,158,923
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,927,271
Security	Principal Amount* (000's omitted)		Value
Air Transport (continued)
United Airlines, Inc.: (continued)
4.625%, 4/15/29(1)		5,050	$ 4,776,510
			$ 35,055,448
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)		650	$ 664,983
Clarios Global LP, 6.75%, 5/15/25(1)		2,183	2,186,796
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)		4,478	4,478,380
			$ 7,330,159
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)		5,425	$ 5,507,582
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	1,091,473
			$ 6,599,055
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		81	$ 81,186
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		18,725	17,279,338
4.625%, 6/1/28(1)		25,575	23,629,337
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)		4,175	4,174,574
			$ 45,164,435
Chemicals — 0.6%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	2,000	$ 2,139,080
7.50%, 4/15/29(1)		10,575	10,777,818
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		10,050	9,276,889
7.125%, 10/1/27(1)		1,075	1,083,289
9.75%, 11/15/28(1)		11,400	12,128,677
			$ 35,405,753
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		13,600	$ 13,330,905
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		8,025	8,381,332
			$ 21,712,237

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	6,325	$ 5,981,141
4.375%, 10/15/28(1)	8,100	7,611,253
		$ 13,592,394
Diversified Financial Services — 0.3%
AG Issuer LLC, 6.25%, 3/1/28(1)	9,581	$ 9,190,361
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	3,350	3,423,546
Aretec Group, Inc., 10.00%, 8/15/30(1)	5,375	5,737,501
		$ 18,351,408
Diversified Telecommunication Services — 0.9%
Altice France SA:
5.125%, 1/15/29(1)	1,600	$ 1,112,400
5.125%, 7/15/29(1)	42,775	30,043,024
5.50%, 10/15/29(1)	6,455	4,547,406
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,175	11,580,094
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,619,657
		$ 53,902,581
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,445,426
		$ 9,445,426
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	18,200	$ 17,148,559
		$ 17,148,559
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	6,375	$ 6,540,055
		$ 6,540,055
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	5,275	$ 5,347,909
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	662	662,749
		$ 6,010,658
Health Care — 0.7%
Medline Borrower LP, 3.875%, 4/1/29(1)	23,650	$ 22,087,437
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,130,682
		$ 43,218,119
Security	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$ 35,954,100
		$ 35,954,100
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	5,000	$ 5,047,241
		$ 5,047,241
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	700	$ 666,833
7.00%, 1/15/31(1)	3,500	3,565,307
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,536,633
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	14,913,326
		$ 31,682,099
Internet Software & Services — 0.2%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	$ 15,366,166
		$ 15,366,166
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,475	$ 3,475,410
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,375	20,240,113
		$ 23,715,523
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	12,300	$ 11,499,091
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,857,464
		$ 16,356,555
Media — 0.1%
iHeartCommunications, Inc., 6.375%, 5/1/26	1,159	$ 981,346
Univision Communications, Inc., 7.375%, 6/30/30(1)	2,833	2,730,352
		$ 3,711,698
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	12,175	$ 12,176,836
		$ 12,176,836
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 5,540,938
		$ 5,540,938

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	7,493	$ 7,513,472
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	5,925	5,871,260
		$ 13,384,732
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 6,346,397
		$ 6,346,397
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	19,590	$ 20,336,928
9.00%, 9/30/29(1)	5,100	5,074,659
GoTo Group, Inc., 5.50%, 5/1/28(1)	5,405	4,256,629
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,824,534
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	6,850	5,965,939
		$ 46,458,689
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	10,575	$ 9,929,413
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,510,815
		$ 19,440,228
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	4,375	$ 3,709,738
		$ 3,709,738
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	7,284	$ 7,238,674
		$ 7,238,674
Total Corporate Bonds (identified cost $610,713,666)		$ 584,945,571

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	384,000	$ 16,032,000
Total Exchange-Traded Funds (identified cost $17,625,066)		$ 16,032,000

Senior Floating-Rate Loans — 107.4%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.0%
Aernnova Aerospace SAU, Term Loan, 7.708%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,227,162
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28		38,206	38,428,283
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28		14,731	14,816,957
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(8)		1,184	940,953
Novaria Holdings LLC, Term Loan, 9.694%, (SOFR + 4.25%), 6/6/31		2,600	2,619,500
TransDigm, Inc.:
Term Loan, 7.843%, (SOFR + 2.50%), 2/28/31		30,892	31,005,470
Term Loan, 8.085%, (SOFR + 2.75%), 3/22/30		29,298	29,429,128
			$ 125,467,453
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28		27,000	$ 27,958,149
			$ 27,958,149
Apparel & Luxury Goods — 1.2%
ABG Intermediate Holdings 2 LLC:
Term Loan, 12/21/28(9)		12,500	$ 12,554,688
Term Loan, 12/21/28(9)		2,000	2,010,000
Gloves Buyer, Inc., Term Loan, 9.459%, (SOFR + 4.00%), 12/29/27		30,039	30,039,284
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30		5,407	5,430,216
Touchdown Acquirer, Inc.:
Term Loan, 7.794%, (3 mo. EURIBOR + 4.00%), 2/21/31	EUR	5,175	5,635,647
Term Loan, 9.304%, (SOFR + 4.00%), 2/21/31		2,174	2,180,747
Term Loan, 9.326%, (SOFR + 4.00%), 2/21/31		10,001	10,034,832
Varsity Brands, Inc., Term Loan, 7/25/31(9)		6,000	5,978,250
			$ 73,863,664

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 2.1%
Adient U.S. LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		19,190	$ 19,316,938
Autokiniton U.S. Holdings, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 4/6/28		22,719	22,885,256
Clarios Global LP:
Term Loan, 6.846%, (1 mo. EURIBOR + 3.25%), 7/16/31	EUR	21,261	23,049,177
Term Loan, 7.844%, (SOFR + 2.50%), 5/6/30		499	501,140
DexKo Global, Inc.:
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,719	5,009,586
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,356,964
Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28		14,149	14,117,958
Garrett LX I SARL, Term Loan, 8.002%, (SOFR + 2.75%), 4/30/28		6,224	6,247,340
LSF12 Badger Bidco LLC, Term Loan, 11.344%, (SOFR + 6.00%), 8/30/30		3,980	3,950,150
LTI Holdings, Inc., Term Loan, 7/19/29(9)		2,500	2,482,030
RealTruck Group, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 1/31/28		13,803	13,786,020
Term Loan, 10.458%, (SOFR + 5.00%), 1/31/28		8,928	8,930,410
			$ 127,632,969
Automobiles — 1.0%
Bombardier Recreational Products, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 1/22/31		34,921	$ 34,989,341
MajorDrive Holdings IV LLC:
Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28		22,328	22,358,048
Term Loan, 10.985%, (SOFR + 5.50%), 6/1/29		1,485	1,495,018
			$ 58,842,407
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 9.096%, (SOFR + 3.50%), 11/24/27		3,378	$ 3,236,654
City Brewing Co. LLC:
Term Loan, 9.063%, (SOFR + 3.50%), 4/5/28		12,878	11,525,950
Term Loan, 11.551%, (SOFR + 6.25%), 4/5/28		7,173	7,208,370
Term Loan - Second Lien, 10.326%, (SOFR + 5.26%), 9.063% cash, 1.50% PIK, 4/5/28		14,477	11,436,831
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28		35,294	35,444,786
			$ 68,852,591
Biotechnology — 0.4%
Alkermes, Inc., Term Loan, 7.964%, (SOFR + 2.50%), 3/12/26		12,604	$ 12,667,510
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 10/13/28		6,790	$ 6,774,936
Grifols Worldwide Operations USA, Inc., Term Loan, 7.402%, (SOFR + 2.00%), 11/15/27		6,310	6,144,212
			$ 25,586,658
Building Products — 1.2%
Cornerstone Building Brands, Inc., Term Loan, 8.679%, (SOFR + 3.25%), 4/12/28		17,829	$ 16,945,134
CPG International, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 4/28/29		12,699	12,777,867
LHS Borrower LLC, Term Loan, 10.194%, (SOFR + 4.75%), 2/16/29		6,645	6,226,422
MI Windows and Doors LLC, Term Loan, 8.844%, (SOFR + 3.50%), 3/28/31		16,650	16,722,844
Oscar AcquisitionCo LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29		4,995	4,971,508
Sport Group Holding GmbH, Term Loan, 6/6/31(9)	EUR	1,700	1,851,324
Standard Industries, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 9/22/28		12,872	12,929,247
			$ 72,424,346
Capital Markets — 5.6%
Advisor Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/17/28		31,401	$ 30,992,578
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28		8,167	8,140,484
Aretec Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/9/30		36,140	35,620,366
Brookfield Property REIT, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 8/27/25		4,477	4,459,338
CeramTec AcquiCo GmbH, Term Loan, 7.294%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	14,461	15,682,905
Citco Funding LLC, Term Loan, 8.097%, (SOFR + 2.75%), 4/27/28		10,347	10,385,656
Clipper Acquisitions Corp., Term Loan, 7.196%, (SOFR + 1.75%), 3/3/28		6,785	6,789,089
Edelman Financial Center LLC, Term Loan, 8.594%, (SOFR + 3.25%), 4/7/28		22,169	22,220,896
EIG Management Co. LLC, Term Loan, 10.335%, (SOFR + 5.00%), 5/17/29		5,625	5,582,813
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29		16,162	16,275,383
Focus Financial Partners LLC:
Term Loan, 7.844%, (SOFR + 2.50%), 6/30/28		10,748	10,756,192
Term Loan, 8.094%, (SOFR + 2.75%), 6/30/28		42,130	42,191,220
Franklin Square Holdings LP, Term Loan, 7.594%, (SOFR + 2.25%), 4/25/31		13,200	13,216,500

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Guggenheim Partners LLC, Term Loan, 8.585%, (SOFR + 3.25%), 12/12/29		32,109	$ 32,315,869
HighTower Holdings LLC, Term Loan, 9.541%, (SOFR + 4.00%), 4/21/28		12,691	12,720,423
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 3/22/31		8,400	8,442,000
LPL Holdings, Inc., Term Loan, 7.193%, (SOFR + 1.75%), 11/12/26		19,004	19,026,559
Mariner Wealth Advisors LLC, Term Loan, 8.335%, (SOFR + 3.00%), 8/18/28		14,954	14,977,545
Press Ganey Holdings, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/30/31		8,325	8,325,000
Victory Capital Holdings, Inc.:
Term Loan, 7.664%, (SOFR + 2.25%), 7/1/26		17,800	17,851,608
Term Loan, 7.664%, (SOFR + 2.25%), 12/29/28		8,463	8,488,642
			$ 344,461,066
Chemicals — 5.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 12/20/29		19,664	$ 19,759,952
CPC Acquisition Corp., Term Loan, 9.346%, (SOFR + 3.75%), 12/29/27		17,474	14,455,438
Discovery Purchaser Corp., Term Loan, 10/4/29(9)		7,675	7,678,201
ECO Services Operations Corp., Term Loan, 7.502%, (SOFR + 2.25%), 6/12/31		30,489	30,580,281
Flint Group Topco Ltd., Term Loan - Second Lien, 12.545%, (SOFR + 7.26%), 5.645% cash, 6.90% PIK, 12/31/27		194	39,699
Gemini HDPE LLC, Term Loan, 8.514%, (SOFR + 3.00%), 12/31/27		5,471	5,498,609
GEON Performance Solutions LLC, Term Loan, 9.846%, (SOFR + 4.25%), 8/18/28		7,563	7,601,154
Groupe Solmax, Inc., Term Loan, 10.282%, (SOFR + 4.75%), 5/29/28(10)		15,343	14,989,954
INEOS Enterprises Holdings II Ltd., Term Loan, 7.794%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	2,325	2,537,199
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.197%, (SOFR + 3.75%), 7/8/30		13,930	13,999,650
INEOS Finance PLC:
Term Loan, 6.346%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	10,434,769
Term Loan, 7.096%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	7,846	8,455,272
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.346%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	4,884	5,299,761
Term Loan, 7.596%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,417,750
Term Loan, 9.194%, (SOFR + 3.75%), 3/14/30		6,064	6,056,170
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS U.S. Finance LLC:
Term Loan, 7.944%, (SOFR + 2.50%), 11/8/28		6,716	$ 6,699,235
Term Loan, 8.594%, (SOFR + 3.25%), 2/18/30		14,472	14,430,922
Term Loan, 9.094%, (SOFR + 3.75%), 2/7/31		7,100	7,125,738
Lonza Group AG:
Term Loan, 7.647%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	9,600	9,971,418
Term Loan, 9.36%, (SOFR + 3.93%), 7/3/28		9,344	9,066,606
Momentive Performance Materials, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 3/29/28		16,000	16,035,104
Olympus Water U.S. Holding Corp., Term Loan, 9.097%, (SOFR + 3.75%), 6/20/31		9,479	9,520,000
Orion Engineered Carbons GmbH, Term Loan, 6.122%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,332,520
Rohm Holding GmbH:
Term Loan, 8.84%, (6 mo. EURIBOR + 5.25%), 8.59% cash, 0.25% PIK, 1/31/29	EUR	14,706	15,311,187
Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		17,216	16,334,103
SCUR-Alpha 1503 GmbH, Term Loan, 10.752%, (SOFR + 5.50%), 3/29/30		15,587	14,658,017
Tronox Finance LLC:
Term Loan, 8.073%, (SOFR + 2.50%), 3/10/28(10)		12,836	12,885,432
Term Loan, 8.094%, (SOFR + 2.75%), 4/4/29		21,663	21,753,498
W.R. Grace & Co.-Conn., Term Loan, 8.594%, (SOFR + 3.25%), 9/22/28		22,870	23,012,442
			$ 329,940,081
Commercial Services & Supplies — 2.3%
Albion Financing 3 SARL:
Term Loan, 9.826%, (SOFR + 4.25%), 8/17/29		24,063	$ 24,303,441
Term Loan, 8/16/29(9)	EUR	1,250	1,360,929
Belfor Holdings, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 11/1/30		7,892	7,936,203
EnergySolutions LLC, Term Loan, 9.094%, (SOFR + 3.75%), 9/20/30		16,849	16,975,088
Foundever Group, Term Loan, 7.35%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	3,532,441
Foundever Worldwide Corp., Term Loan, 9.208%, (SOFR + 3.75%), 8/28/28		15,794	11,084,055
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 6/27/31		12,125	12,176,968
Harsco Corp., Term Loan, 7.708%, (SOFR + 2.25%), 3/10/28		1,291	1,290,557
Heritage-Crystal Clean, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 10/17/30		9,328	9,388,366
LABL, Inc., Term Loan, 10.447%, (SOFR + 5.00%), 10/29/28		9,287	9,017,555

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Monitronics International, Inc., Term Loan, 13.014%, (SOFR + 7.50%), 6/30/28		10,918	$ 10,931,679
Phoenix Services International LLC, Term Loan, 11.444%, (SOFR + 6.10%), 6/30/28		3,582	3,439,077
Prime Security Services Borrower LLC, Term Loan, 7.582%, (SOFR + 2.25%), 10/13/30		11,975	12,018,038
Tempo Acquisition LLC, Term Loan, 7.594%, (SOFR + 2.25%), 8/31/28		3,429	3,444,845
TMF Group Holding BV, Term Loan, 8.814%, (SOFR + 3.50%), 5/3/28(10)		5,149	5,168,434
TruGreen LP, Term Loan, 9.444%, (SOFR + 4.00%), 11/2/27		9,261	8,853,896
			$ 140,921,572
Construction Materials — 0.7%
Quikrete Holdings, Inc.:
Term Loan, 7.594%, (SOFR + 2.25%), 3/19/29		13,352	$ 13,401,172
Term Loan, 7.844%, (SOFR + 2.50%), 4/14/31		20,258	20,349,367
U.S. Silica Co., Term Loan, 7/18/31(9)		10,900	10,818,250
			$ 44,568,789
Consumer Staples Distribution & Retail — 0.8%
Cardenas Markets, Inc., Term Loan, 12.185%, (SOFR + 6.75%), 8/1/29		5,332	$ 5,358,822
Peer Holding III BV:
Term Loan, 7.346%, (1 mo. EURIBOR + 3.75%), 9/29/28	EUR	7,550	8,203,793
Term Loan, 8.314%, (SOFR + 3.00%), 6/20/31		18,075	18,176,672
Term Loan, 8.585%, (SOFR + 3.25%), 10/28/30		14,588	14,670,497
			$ 46,409,784
Containers & Packaging — 2.1%
Altium Packaging LLC, Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31		6,350	$ 6,350,000
Berlin Packaging LLC, Term Loan, 9.093%, (SOFR + 3.75%), 6/9/31		18,581	18,679,507
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.68%), 4/13/29		32,481	32,547,758
Kouti BV:
Term Loan, 7.219%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	32,750	35,576,598
Term Loan, 7.794%, (3 mo. EURIBOR + 4.00%), 8/31/28	EUR	2,000	2,170,201
Pregis TopCo Corp.:
Term Loan, 9.344%, (SOFR + 4.00%), 7/31/26		2,316	2,328,299
Term Loan, 9.458%, (SOFR + 4.00%), 7/31/26		1,605	1,615,657
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium Packaging LLC, Term Loan - Second Lien, 11.33%, (SOFR + 6.00%), 9.927% cash, 1.403% PIK, 10/2/28		1,707	$ 1,423,577
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.333%, (SOFR + 6.75%), 10/1/29		7,100	4,055,875
Proampac PG Borrower LLC, Term Loan, 9.31%, (SOFR + 4.00%), 9/15/28		16,544	16,616,855
Trident TPI Holdings, Inc., Term Loan, 9.341%, (SOFR + 4.00%), 9/15/28		6,463	6,506,935
			$ 127,871,262
Distributors — 0.7%
CD&R Hydra Buyer, Inc., Term Loan, 9.444%, (SOFR + 4.00%), 3/25/31		11,197	$ 11,252,922
Parts Europe SA, Term Loan, 7.438%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	19,225	20,899,883
Phillips Feed Service, Inc., Term Loan, 12.444%, (SOFR + 7.00%), 11/13/24(3)		534	328,657
Rubix Group Midco 3 Ltd.:
Term Loan, 7.935%, (3 mo. EURIBOR + 4.25%), 9/30/26	EUR	6,000	6,527,772
Term Loan, 8.149%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	2,000	2,175,924
Winterfell Financing SARL, Term Loan, 8.806%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,682,513
			$ 43,867,671
Diversified Consumer Services — 2.1%
Ascend Learning LLC:
Term Loan, 8.944%, (SOFR + 3.50%), 12/11/28		9,883	$ 9,906,579
Term Loan - Second Lien, 11.194%, (SOFR + 5.75%), 12/10/29		7,743	7,472,305
Belron Finance U.S. LLC:
Term Loan, 7.514%, (SOFR + 2.00%), 4/13/28		9,869	9,901,392
Term Loan, 7.629%, (SOFR + 2.25%), 4/18/29		1,832	1,839,799
Chrysaor Bidco SARL:
Term Loan, 5/14/31(9)		1,791	1,800,138
Term Loan, 7/14/31(9)		24,220	24,340,997
FrontDoor, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 6/17/28		946	947,523
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30		29,052	29,215,676
Project Boost Purchaser LLC:
Term Loan, 8.786%, (SOFR + 3.50%), 7/16/31		10,875	10,903,155
Term Loan, 10.533%, (SOFR + 5.25%), 7/16/32		4,800	4,902,000
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27		10,784	9,881,006

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 10/4/30		4,701	$ 4,739,574
Wand NewCo 3, Inc., Term Loan, 8.597%, (SOFR + 3.25%), 1/30/31		16,500	16,588,225
			$ 132,438,369
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 8,138,231
			$ 8,138,231
Diversified Telecommunication Services — 0.9%
Anuvu Holdings 2 LLC:
Term Loan, 13.444%, (SOFR + 8.00%), 3/24/25(3)		9,869	$ 7,895,073
Term Loan - Second Lien, 13.694%, (SOFR + 8.25%), 5.444% cash, 8.25% PIK, 3/23/26(3)		8,256	3,688,813
Level 3 Financing, Inc.:
Term Loan, 11.91%, (SOFR + 6.56%), 4/15/29		5,750	5,715,500
Term Loan, 11.91%, (SOFR + 6.56%), 4/15/30		11,900	11,756,403
Lumen Technologies, Inc.:
Term Loan, 7.814%, (SOFR + 2.35%), 4/15/29		12,029	9,054,169
Term Loan, 7.814%, (SOFR + 2.35%), 4/15/30		12,029	8,806,415
Virgin Media Bristol LLC, Term Loan, 7.943%, (SOFR + 2.50%), 1/31/28		4,843	4,669,706
Virgin Media SFA Finance Ltd., Term Loan, 6.111%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,125	1,200,727
			$ 52,786,806
Electrical Equipment — 0.7%
WEC U.S. Holdings Ltd., Term Loan, 8.094%, (SOFR + 2.75%), 1/27/31		40,414	$ 40,547,886
			$ 40,547,886
Electronic Equipment, Instruments & Components — 1.8%
Chamberlain Group, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 11/3/28		15,112	$ 15,097,950
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28		15,395	14,394,640
II-VI, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 7/2/29		1,373	1,378,215
Ingram Micro, Inc., Term Loan, 8.596%, (SOFR + 3.00%), 6/30/28		4,005	4,029,534
Minimax Viking GmbH, Term Loan, 6.846%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,944	4,295,210
Mirion Technologies, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 10/20/28		2,350	2,339,578
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
MX Holdings U.S., Inc., Term Loan, 8.208%, (SOFR + 2.75%), 7/31/28		3,317	$ 3,331,010
Robertshaw U.S. Holding Corp.:
DIP Loan, 15.85%, (SOFR + 10.50%), 6.35% cash, 9.50% PIK, 9/27/24		7,175	7,105,584
Term Loan, 0.00%, 2/28/27(8)		4	3,930
Term Loan, 0.00%, 2/28/27(8)		22,206	21,651,126
Term Loan - Second Lien, 0.00%, 2/28/27(8)		20,615	10,822,937
Sector Alarm Holding AS, Term Loan, 7.929%, (3 mo. EURIBOR + 4.25%), 6/14/29	EUR	500	544,554
TTM Technologies, Inc., Term Loan, 8.093%, (SOFR + 2.75%), 5/30/30		6,930	6,955,988
Verifone Systems, Inc., Term Loan, 9.598%, (SOFR + 4.00%), 8/20/25		20,246	17,588,821
			$ 109,539,077
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 11.339%, (SOFR + 6.00%), 12/31/25(3)		19,178	$ 8,873,788
Term Loan, 16.462%, (SOFR + 11.00%), 11.462% cash, 5.00% PIK, 12/31/25(3)		2,278	1,053,986
GIP Pilot Acquisition Partners LP, Term Loan, 7.818%, (SOFR + 2.50%), 10/4/30		6,219	6,257,531
PG Investment Co. 59 SARL, Term Loan, 8.835%, (SOFR + 3.50%), 3/26/31		13,925	14,038,140
			$ 30,223,445
Engineering & Construction — 1.2%
American Residential Services LLC, Term Loan, 9.096%, (SOFR + 3.50%), 10/15/27		8,380	$ 8,422,171
APi Group DE, Inc., Term Loan, 7.347%, (SOFR + 2.00%), 1/3/29		17,095	17,151,195
Artera Services LLC, Term Loan, 9.835%, (SOFR + 4.50%), 2/15/31		5,611	5,640,743
Azuria Water Solutions, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 5/17/28		17,552	17,640,669
Centuri Group, Inc., Term Loan, 7.962%, (SOFR + 2.50%), 8/27/28		7,624	7,625,549
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		17,700	17,729,506
			$ 74,209,833
Entertainment — 1.1%
City Football Group Ltd., Term Loan, 8.464%, (SOFR + 3.00%), 7/22/30		11,940	$ 11,962,204

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Crown Finance U.S., Inc., Term Loan, 13.958%, (SOFR + 8.50%), 6.958% cash, 7.00% PIK, 7/31/28		2,641	$ 2,688,236
Delta 2 (LUX) SARL, Term Loan, 7.585%, (SOFR + 2.25%), 1/15/30		2,500	2,513,840
Playtika Holding Corp., Term Loan, 8.208%, (SOFR + 2.75%), 3/13/28		23,082	23,153,899
Renaissance Holding Corp., Term Loan, 9.597%, (SOFR + 4.25%), 4/5/30		13,647	13,695,385
UFC Holdings LLC, Term Loan, 8.291%, (SOFR + 2.75%), 4/29/26		14,575	14,626,604
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	1,409	869,102
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	385	416,409
			$ 69,925,679
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		7,909	$ 7,894,080
			$ 7,894,080
Financial Services — 2.3%
CPI Holdco B LLC, Term Loan, 7.344%, (SOFR + 2.00%), 5/19/31		15,625	$ 15,644,531
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(8)		14,624	2,888,320
Grant Thornton Advisors LLC, Term Loan, 8.597%, (SOFR + 3.25%), 6/2/31		27,925	28,042,816
GTCR W Merger Sub LLC:
Term Loan, 6.972%, (3 mo. EURIBOR + 3.25%), 1/31/31	EUR	1,000	1,086,308
Term Loan, 8.335%, (SOFR + 3.00%), 1/31/31		38,850	38,959,246
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29(10)		20,268	20,584,345
Nuvei Technologies Corp.:
Term Loan, 8.444%, (SOFR + 3.00%), 12/19/30		10,895	10,942,067
Term Loan, 7/18/31(9)		6,975	6,975,000
Walker & Dunlop, Inc., Term Loan, 7.694%, (SOFR + 2.25%), 12/16/28		13,869	13,921,385
WEX, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 3/31/28		4,305	4,327,350
			$ 143,371,368
Food Products — 1.2%
8th Avenue Food & Provisions, Inc., Term Loan, 10.208%, (SOFR + 4.75%), 10/1/25		7,197	$ 6,827,679
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Badger Buyer Corp., Term Loan, 8.958%, (SOFR + 3.50%), 9/30/24		9,417	$ 9,116,755
CHG PPC Parent LLC, Term Loan, 8.458%, (SOFR + 3.00%), 12/8/28		6,182	6,200,972
Del Monte Foods, Inc., Term Loan, 9.736%, (SOFR + 4.25%), 5/16/29		6,509	4,943,633
Froneri International Ltd.:
Term Loan, 5.715%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,619,706
Term Loan, 7.694%, (SOFR + 2.25%), 1/29/27		8,639	8,661,389
Monogram Food Solutions LLC, Term Loan, 9.458%, (SOFR + 4.00%), 8/28/28		1,756	1,762,661
Nomad Foods U.S. LLC, Term Loan, 7.813%, (SOFR + 2.50%), 11/12/29		14,174	14,209,262
Simply Good Foods USA, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 3/17/27		2,000	2,009,584
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	9,025	9,790,200
Valeo F1 Co. Ltd. (Ireland), Term Loan, 10.191%, (SONIA + 5.00%), 6/28/28	GBP	5,500	6,879,622
			$ 72,021,463
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 7.585%, (SOFR + 2.25%), 12/31/30		21,988	$ 22,062,928
			$ 22,062,928
Health Care Equipment & Supplies — 1.0%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28		12,016	$ 11,805,480
Journey Personal Care Corp., Term Loan, 9.712%, (SOFR + 4.25%), 3/1/28		25,946	25,920,492
Medline Borrower LP:
Term Loan, 6.096%, (3 mo. EURIBOR + 2.50%), 10/23/28	EUR	1,000	1,085,632
Term Loan, 8.094%, (SOFR + 2.50%), 10/23/28		24,363	24,462,890
			$ 63,274,494
Health Care Providers & Services — 5.4%
AEA International Holdings (Lux) SARL, Term Loan, 8.033%, (SOFR + 2.75%), 9/7/28		14,748	$ 14,821,822
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.335%, (SOFR + 8.00%), 11.085% cash, 2.25% PIK, 1/15/26		23,005	19,898,904
Cano Health LLC:
Term Loan, 4.00%, 6/28/28(11)		3,440	3,488,552
Term Loan, 13.345%, (SOFR + 8.00%), 6/28/29		1,544	1,559,406

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CCRR Parent, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 3/6/28		5,195	$ 4,623,441
Cerba Healthcare SAS:
Term Loan, 7.296%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	20,800	20,290,198
Term Loan, 7.546%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,600	8,436,898
CHG Healthcare Services, Inc.:
Term Loan, 8.708%, (SOFR + 3.25%), 9/29/28		7,803	7,820,272
Term Loan, 8.961%, (SOFR + 3.50%), 9/29/28		5,249	5,260,928
Concentra Health Services, Inc., Term Loan, 7/28/31(9)		4,775	4,789,922
Covis Finco SARL:
Term Loan, 0.00%, 2/18/27(8)		10,270	4,150,960
Term Loan, 0.00%, 2/18/27(8)		4,368	4,193,458
Dedalus Finance GmbH, Term Loan, 7.385%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	6,500	6,975,534
Elsan SAS, Term Loan, 6.819%, (3 mo. EURIBOR + 3.10%), 6/16/28	EUR	4,150	4,447,443
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29		22,415	22,527,541
IVC Acquisition Ltd.:
Term Loan, 8.795%, (6 mo. EURIBOR + 5.00%), 12/12/28	EUR	20,825	22,657,035
Term Loan, 10.085%, (SOFR + 4.75%), 12/12/28		13,681	13,763,999
Medical Solutions Holdings, Inc.:
Term Loan, 8.602%, (SOFR + 3.25%), 11/1/28		15,059	12,034,650
Term Loan - Second Lien, 12.352%, (SOFR + 7.00%), 11/1/29		9,500	6,566,875
Mehilainen Yhtiot Oy:
Term Loan, 7.624%, (1 week EURIBOR + 4.00%), 8/9/28	EUR	6,475	7,036,769
Term Loan, 7/4/31(9)	EUR	1,218	1,324,780
Term Loan, 7/4/31(9)	EUR	6,807	7,403,701
Midwest Physician Administrative Services LLC, Term Loan, 8.846%, (SOFR + 3.25%), 3/12/28		9,953	8,804,114
National Mentor Holdings, Inc.:
Term Loan, 9.185%, (SOFR + 3.75%), 3/2/28		488	460,534
Term Loan, 9.192%, (SOFR + 3.75%), 3/2/28(10)		17,359	16,382,514
Term Loan - Second Lien, 12.685%, (SOFR + 7.25%), 3/2/29		6,475	5,924,625
Pacific Dental Services LLC, Term Loan, 8.585%, (SOFR + 3.25%), 3/15/31		11,122	11,174,266
Phoenix Guarantor, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31		22,029	22,056,805
R1 RCM, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 6/21/29		3,010	3,028,870
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31		9,300	$ 9,348,992
Ramsay Generale de Sante SA, Term Loan, 6.638%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	4,550	4,930,392
Select Medical Corp., Term Loan, 8.344%, (SOFR + 3.00%), 3/6/27		10,013	10,029,909
Sound Inpatient Physicians, Term Loan - Second Lien, 10.596%, (SOFR + 5.00%), 9.096% cash, 1.50% PIK, 6/28/28		2,224	1,712,124
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,814,950
Term Loan, 8.414%, (3 mo. EURIBOR + 4.75%), 12/23/30	EUR	6,925	7,557,535
TTF Holdings LLC, Term Loan, 9.094%, (SOFR + 3.75%), 7/18/31		18,150	18,206,719
U.S. Anesthesia Partners, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 10/1/28		8,416	8,151,452
			$ 334,656,889
Health Care Technology — 1.6%
Certara LP, Term Loan, 8.341%, (SOFR + 3.00%), 6/26/31		9,235	$ 9,293,134
Cotiviti Corp., Term Loan, 8.593%, (SOFR + 3.25%), 5/1/31		28,540	28,652,961
eResearchTechnology, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 2/4/27		9,488	9,548,875
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27		18,633	18,744,080
PointClickCare Technologies, Inc., Term Loan, 8.335%, (SOFR + 3.00%), 12/29/27		4,255	4,281,951
Project Ruby Ultimate Parent Corp., Term Loan, 8.958%, (SOFR + 3.50%), 3/10/28		4,663	4,686,629
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27		11,357	10,547,786
Waystar Technologies, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 10/22/29		12,765	12,876,407
			$ 98,631,823
Hotels, Restaurants & Leisure — 5.8%
1011778 BC Unlimited Liability Co., Term Loan, 7.094%, (SOFR + 1.75%), 9/20/30		45,401	$ 45,277,773
Caesars Entertainment, Inc., Term Loan, 8.097%, (SOFR + 2.75%), 2/6/31		30,149	30,254,418
Carnival Corp., Term Loan, 8.094%, (SOFR + 2.75%), 10/18/28		30,936	31,178,099
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.00%), 9/18/26		19,928	20,079,762

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan, 9.079%, (SOFR + 3.75%), 1/27/29		37,402	$ 37,520,410
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/29/30		41,118	41,231,451
Great Canadian Gaming Corp., Term Loan, 9.609%, (SOFR + 4.00%), 11/1/26		9,570	9,635,296
GVC Holdings (Gibraltar) Ltd., Term Loan, 6.922%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	21,325	23,215,353
Hilton Domestic Operating Co., Inc., Term Loan, 7.10%, (SOFR + 1.75%), 11/8/30		8,750	8,772,785
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27		9,975	9,992,666
Light and Wonder International, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 4/14/29		7,845	7,866,506
Ontario Gaming GTA LP, Term Loan, 9.585%, (SOFR + 4.25%), 8/1/30		18,482	18,588,009
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.859%, (SOFR + 8.25%), 6/23/26		3,810	3,835,826
Playa Resorts Holding BV, Term Loan, 8.094%, (SOFR + 2.75%), 1/5/29		43,961	44,026,473
Scientific Games Holdings LP, Term Loan, 7.464%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,086,791
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 8/25/28		19,330	19,353,765
Station Casinos LLC, Term Loan, 7.594%, (SOFR + 2.25%), 3/14/31		5,860	5,875,631
			$ 357,791,014
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28		23,056	$ 18,410,219
Libbey Glass, Inc., Term Loan, 11.929%, (SOFR + 6.50%), 11/22/27		19,297	19,200,909
Serta Simmons Bedding LLC:
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28		2,245	2,233,718
Term Loan, 12.949%, (SOFR + 7.50%), 6/29/28		20,679	16,827,220
Solis IV BV, Term Loan, 8.836%, (SOFR + 3.50%), 2/26/29		17,831	17,667,387
			$ 74,339,453
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 12/22/27		7,324	$ 7,349,925
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 6/27/31		26,700	26,347,186
			$ 33,697,111
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, Term Loan, 7.344%, (SOFR + 2.00%), 7/31/30		10,466	$ 10,472,084
Calpine Corp.:
Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		3,038	3,039,935
Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		18,212	18,231,910
			$ 31,743,929
Industrial Conglomerates — 0.4%
Ammeraal Beltech Holding BV, Term Loan, 8.722%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	10,775	$ 11,713,299
Rain Carbon GmbH, Term Loan, 8.826%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	14,982,294
			$ 26,695,593
Industrials Conglomerates — 0.5%
Kohler Energy Co. LLC, Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31		30,300	$ 30,603,000
			$ 30,603,000
Insurance — 3.0%
Acrisure LLC, Term Loan, 11/6/30(9)		7,000	$ 6,998,250
Alliant Holdings Intermediate LLC, Term Loan, 8.845%, (SOFR + 3.50%), 11/6/30		21,946	22,062,215
AmWINS Group, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 2/19/28		23,456	23,528,261
AssuredPartners, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 2/14/31		28,664	28,783,177
Broadstreet Partners, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 6/14/31		31,950	32,043,198
Financiere CEP SAS, Term Loan, 7.222%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	6,805,855
HUB International Ltd., Term Loan, 8.225%, (SOFR + 3.00%), 6/20/30(10)		17,670	17,706,462
Ryan Specialty Group LLC, Term Loan, 8.094%, (SOFR + 2.75%), 9/1/27		9,738	9,787,137
Truist Insurance Holdings LLC:
Term Loan, 8.585%, (SOFR + 3.25%), 5/6/31		13,745	13,807,993
Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32		4,500	4,632,188
USI, Inc.:
Term Loan, 8.085%, (SOFR + 2.75%), 11/22/29		8,978	9,005,555
Term Loan, 8.085%, (SOFR + 2.75%), 9/27/30		10,977	11,006,053
			$ 186,166,344

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services — 0.4%
Buzz Finco LLC:
Term Loan, 8.194%, (SOFR + 2.75%), 1/29/27		2,713	$ 2,719,396
Term Loan, 8.694%, (SOFR + 3.25%), 1/29/27		549	550,213
Foundational Education Group, Inc., Term Loan, 9.264%, (SOFR + 3.75%), 8/31/28		3,531	3,389,663
Getty Images, Inc.:
Term Loan, 8.625%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,395,368
Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26		11,822	11,829,832
Match Group, Inc., Term Loan, 7.244%, (SOFR + 1.75%), 2/13/27		3,100	3,098,707
			$ 23,983,179
IT Services — 4.4%
Asurion LLC:
Term Loan, 9.444%, (SOFR + 4.00%), 8/19/28		21,381	$ 21,230,371
Term Loan, 9.594%, (SOFR + 4.25%), 8/19/28		7,282	7,266,790
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/31/28		18,610	17,307,300
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/20/29		4,375	4,019,531
Endure Digital, Inc., Term Loan, 8.949%, (SOFR + 3.50%), 2/10/28		33,486	30,109,100
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27		25,288	22,664,353
Go Daddy Operating Co. LLC:
Term Loan, 7.094%, (SOFR + 1.75%), 5/30/31		18,475	18,508,383
Term Loan, 7.344%, (SOFR + 2.00%), 11/9/29		45,743	45,883,548
Informatica LLC, Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28		34,066	34,221,999
NAB Holdings LLC, Term Loan, 8.095%, (SOFR + 2.75%), 11/23/28		13,792	13,823,753
Rackspace Finance LLC:
Term Loan, 11.697%, (SOFR + 6.25%), 5/15/28		13,615	13,802,397
Term Loan - Second Lien, 8.197%, (SOFR + 2.75%), 5/15/28		27,614	12,932,779
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31		14,900	14,932,350
team.blue Finco SARL, Term Loan, 7.422%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	14,375	15,567,066
Virtusa Corp., Term Loan, 8.594%, (SOFR + 3.25%), 2/15/29		1,995	2,004,560
			$ 274,274,280
Leisure Products — 0.7%
Accell Group NV, Term Loan, 8.648%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	3,500	$ 570,075
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Fender Musical Instruments Corp., Term Loan, 9.444%, (SOFR + 4.00%), 12/1/28		4,047	$ 3,981,098
Hayward Industries, Inc., Term Loan, 7.958%, (SOFR + 2.50%), 5/30/28		12,186	12,218,694
OVG Business Services LLC, Term Loan, 8.344%, (SOFR + 3.00%), 6/25/31		4,925	4,934,235
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30		22,720	22,896,985
			$ 44,601,087
Life Sciences Tools & Services — 1.2%
Avantor Funding, Inc., Term Loan, 6.096%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	7,273	$ 7,920,152
Cambrex Corp., Term Loan, 8.944%, (SOFR + 3.50%), 12/4/26		5,923	5,858,205
Catalent Pharma Solutions, Inc.:
Term Loan, 7.46%, (SOFR + 2.00%), 2/22/28		776	776,106
Term Loan, 8.345%, (SOFR + 3.00%), 2/22/28		3,541	3,563,257
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26(10)		19,269	18,311,172
ICON Luxembourg SARL, Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28		6,533	6,578,604
LGC Group Holdings Ltd., Term Loan, 6.846%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	4,025	4,355,237
Loire Finco Luxembourg SARL, Term Loan, 8.944%, (SOFR + 3.50%), 4/21/27		3,459	3,452,112
Packaging Coordinators Midco, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 11/30/27		14,563	14,637,351
PRA Health Sciences, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28		1,628	1,639,122
Sotera Health Holdings LLC, Term Loan, 8.594%, (SOFR + 3.25%), 5/30/31		10,000	9,996,880
			$ 77,088,198
Machinery — 5.7%
AI Aqua Merger Sub, Inc., Term Loan, 8.843%, (SOFR + 3.50%), 7/31/28		24,462	$ 24,560,058
Ali Group North America Corp., Term Loan, 7.458%, (SOFR + 2.00%), 7/30/29		15,014	15,103,861
Alliance Laundry Systems LLC, Term Loan, 8.905%, (SOFR + 3.50%), 10/8/27(10)		49	49,369
American Trailer World Corp., Term Loan, 9.194%, (SOFR + 3.75%), 3/3/28		6,642	6,504,540
Apex Tool Group LLC:
Term Loan, 15.45%, (SOFR + 10.10%), 5.35% cash, 10.10% PIK, 2/8/30		13,407	12,971,011
Term Loan - Second Lien, 12.70%, (SOFR + 7.35%), 5.35% cash, 7.35% PIK, 2/8/29		5,747	5,632,122

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Barnes Group, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 9/3/30		14,685	$ 14,798,098
Clark Equipment Co.:
Term Loan, 7.321%, (SOFR + 2.00%), 4/20/29		12,296	12,323,563
Term Loan, 7.321%, (SOFR + 2.00%), 4/20/29		173	173,595
Conair Holdings LLC, Term Loan, 9.208%, (SOFR + 3.75%), 5/17/28		25,844	25,058,085
CPM Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 9/28/28		14,975	14,769,243
Delachaux Group SA, Term Loan, 7.386%, (3 mo. EURIBOR + 3.75%), 4/16/29	EUR	7,745	8,446,091
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30		9,828	9,847,361
Engineered Machinery Holdings, Inc.:
Term Loan, 7.472%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,792	12,834,796
Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28		26,490	26,650,457
Term Loan - Second Lien, 11.596%, (SOFR + 6.00%), 5/21/29		3,700	3,718,143
Term Loan - Second Lien, 12.096%, (SOFR + 6.50%), 5/21/29		1,621	1,637,334
Filtration Group Corp., Term Loan, 8.958%, (SOFR + 3.50%), 10/21/28		3,193	3,215,560
Gates Global LLC, Term Loan, 7.594%, (SOFR + 2.25%), 6/4/31		17,000	17,060,214
Icebox Holdco III, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 12/22/28		12,525	12,603,030
INNIO Group Holding GmbH, Term Loan, 7.414%, (3 mo. EURIBOR + 3.75%), 11/2/28	EUR	4,722	5,141,462
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		22,849	22,930,291
Pro Mach Group, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 8/31/28		4,749	4,767,110
Roper Industrial Products Investment Co. LLC:
Term Loan, 7.472%, (3 mo. EURIBOR + 3.75%), 11/22/29	EUR	988	1,072,463
Term Loan, 8.585%, (SOFR + 3.25%), 11/22/29		11,191	11,225,958
SPX Flow, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/5/29		15,705	15,836,753
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	11,450	12,448,875
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	13,144,331
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		21,138	21,277,047
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	13,675	14,759,409
			$ 350,560,230
Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 0.6%
Aragorn Parent Corp., Term Loan, 9.595%, (SOFR + 4.25%), 12/15/28	11,294	$ 11,380,290
Hubbard Radio LLC, Term Loan, 9.844%, (SOFR + 4.50%), 9/30/27	6,646	5,339,090
iHeartCommunications, Inc.:
Term Loan, 8.458%, (SOFR + 3.00%), 5/1/26	1,127	953,660
Term Loan, 8.708%, (SOFR + 3.25%), 5/1/26	3,165	2,635,013
MJH Healthcare Holdings LLC, Term Loan, 1/28/29(9)	3,050	3,059,531
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26	5,262	5,025,955
Univision Communications, Inc., Term Loan, 8.708%, (SOFR + 3.25%), 3/16/26	10,995	11,001,221
		$ 39,394,760
Metals/Mining — 1.3%
Arsenal AIC Parent LLC, Term Loan, 9.094%, (SOFR + 3.75%), 8/18/30	18,287	$ 18,372,772
Dynacast International LLC, Term Loan, 14.697%, (SOFR + 9.00%), 10/22/25	2,903	2,137,581
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29	24,454	23,956,025
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28	6,293	6,320,099
Zekelman Industries, Inc., Term Loan, 7.60%, (SOFR + 2.25%), 1/24/31	28,679	28,793,358
		$ 79,579,835
Oil, Gas & Consumable Fuels — 1.3%
Freeport LNG Investments LLLP, Term Loan, 9.044%, (SOFR + 3.50%), 12/21/28	17,664	$ 17,607,879
GIP II Blue Holding LP, Term Loan, 9.094%, (SOFR + 3.75%), 9/29/28	9,821	9,924,340
ITT Holdings LLC, Term Loan, 8.444%, (SOFR + 3.00%), 10/11/30	12,764	12,821,593
Matador Bidco SARL, Term Loan, 9.535%, (SOFR + 4.25%), 7/16/29	32,746	32,800,906
Oxbow Carbon LLC, Term Loan, 8.844%, (SOFR + 3.50%), 5/10/30	7,450	7,486,999
		$ 80,641,717
Passenger Airlines — 0.0%(6)
WestJet Loyalty LP, Term Loan, 9.082%, (SOFR + 3.75%), 2/14/31	1,247	$ 1,250,148
		$ 1,250,148

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals — 1.6%
Aenova Holding GmbH, Term Loan, 8.133%, (1 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 4,425,331
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.596%, (1 mo. EURIBOR + 4.00%), 9/30/28	EUR	12,550	13,663,730
Ceva Sante Animale:
Term Loan, 7.222%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	13,200	14,316,599
Term Loan, 8.573%, (SOFR + 3.25%), 11/1/30		5,362	5,388,370
Jazz Financing Lux SARL, Term Loan, 7.594%, (SOFR + 2.25%), 5/5/28		12,668	12,704,241
Mallinckrodt International Finance SA:
Term Loan, 12.845%, (SOFR + 7.50%), 11/14/28		4,202	4,656,580
Term Loan - Second Lien, 14.845%, (SOFR + 9.50%), 11/14/28		23,815	25,824,120
Nidda Healthcare Holding AG, Term Loan, 2/21/30(9)	EUR	11,050	11,961,576
PharmaZell GmbH, Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	2,105,550
Recipharm AB, Term Loan, 6.766%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	3,275	3,485,507
			$ 98,531,604
Professional Services — 3.8%
AAL Delaware Holdco, Inc., Term Loan, (SOFR + 3.50%), 7/30/31(9)		8,975	$ 9,025,484
APFS Staffing Holdings, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 12/29/28		3,845	3,829,857
Apleona Holding GmbH, Term Loan, 6.336%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	10,525	11,388,641
Camelot U.S. Acquisition LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		17,955	17,993,154
CoreLogic, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 6/2/28		17,201	16,974,065
Term Loan - Second Lien, 11.958%, (SOFR + 6.50%), 6/4/29		1,524	1,493,167
Corporation Service Co., Term Loan, 7.844%, (SOFR + 2.50%), 11/2/29		4,406	4,431,179
Crisis Prevention Institute, Inc., Term Loan, 10.085%, (SOFR + 4.75%), 4/9/31		4,050	4,073,624
EAB Global, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 8/16/28		18,618	18,571,409
Employbridge Holding Co., Term Loan, 10.423%, (SOFR + 4.75%), 7/19/28(10)		23,619	15,216,984
First Advantage Holdings LLC, Term Loan, 8.208%, (SOFR + 2.75%), 1/31/27		3,606	3,627,351
Fleet Midco I Ltd., Term Loan, 8.338%, (SOFR + 3.25%), 2/21/31		9,726	9,749,939
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Genuine Financial Holdings LLC, Term Loan, 9.345%, (SOFR + 4.00%), 9/27/30		5,136	$ 5,147,426
Mermaid Bidco, Inc., Term Loan, 8.584%, (SOFR + 3.25%), 7/3/31		6,025	6,066,422
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29		9,060	8,549,257
PHM Group Holding Oy, Term Loan, 6/24/31(9)	EUR	6,600	7,124,992
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7.374%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	20,375	22,142,066
Teneo Holdings LLC, Term Loan, 10.094%, (SOFR + 4.75%), 3/13/31		13,666	13,746,897
Trans Union LLC:
Term Loan, 7.097%, (SOFR + 1.75%), 6/24/31		2,456	2,458,463
Term Loan, 7.347%, (SOFR + 2.00%), 12/1/28		33,433	33,507,737
Vaco Holdings LLC, Term Loan, 10.485%, (SOFR + 5.00%), 1/21/29		5,412	5,372,669
Wood Mackenzie Ltd., Term Loan, 8.823%, (SOFR + 3.50%), 2/7/31		15,750	15,841,051
			$ 236,331,834
Real Estate Management & Development — 1.1%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.208%, (SOFR + 2.75%), 8/21/25		468	$ 468,801
Term Loan, 8.344%, (SOFR + 3.00%), 1/31/30		10,581	10,593,885
Term Loan, 9.094%, (SOFR + 3.75%), 1/31/30		7,989	8,029,333
Greystar Real Estate Partners LLC, Term Loan, 8.577%, (SOFR + 3.25%), 8/21/30		10,576	10,628,859
Homeserve USA Holding Corp., Term Loan, 7.845%, (SOFR + 2.50%), 10/21/30		24,015	24,089,859
RE/MAX International, Inc., Term Loan, 7.958%, (SOFR + 2.50%), 7/21/28		16,501	15,748,142
			$ 69,558,879
Road & Rail — 2.1%
Avis Budget Car Rental LLC:
Term Loan, 7.208%, (SOFR + 1.75%), 8/6/27		28,533	$ 28,515,620
Term Loan, 8.444%, (SOFR + 3.00%), 3/16/29		2,978	2,986,777
Hertz Corp.:
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28		16,366	14,911,804
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28		3,180	2,897,218
Term Loan, 9.098%, (SOFR + 3.75%), 6/30/28		9,801	8,910,519

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Kenan Advantage Group, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 1/25/29		16,735	$ 16,787,327
Uber Technologies, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 3/3/30		54,151	54,489,380
			$ 129,498,645
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		20,660	$ 20,702,582
Term Loan - Second Lien, 10.852%, (SOFR + 5.60%), 2/1/30		7,300	7,198,107
Bright Bidco BV, Term Loan, 14.252%, (SOFR + 9.00%), 6.252% cash, 8.00% PIK, 10/31/27		4,306	2,077,796
MaxLinear, Inc., Term Loan, 7.714%, (SOFR + 2.25%), 6/23/28		3,250	3,221,562
MKS Instruments, Inc., Term Loan, 7.597%, (SOFR + 2.25%), 8/17/29		24,905	25,041,571
Synaptics, Inc., Term Loan, 7.85%, (SOFR + 2.25%), 12/2/28		3,148	3,153,325
			$ 61,394,943
Software — 15.0%
Applied Systems, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 2/24/31		67,611	$ 68,066,385
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28		14,888	4,838,471
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28		10,705	9,387,050
Term Loan, 18.665%, (SOFR + 13.33%), 10/25/29		16,581	5,057,313
Banff Merger Sub, Inc.:
Term Loan, 7.846%, (3 mo. EURIBOR + 4.00%), 12/29/28	EUR	5,893	6,401,253
Term Loan, 9.005%, (SOFR + 3.75%), 7/3/31		18,697	18,633,653
Cegid Group SAS:
Term Loan, 7.205%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	7,850	8,519,025
Term Loan, 7/10/28(9)	EUR	5,150	5,587,175
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29		41,487	41,138,447
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29(10)		32,345	32,392,303
Cloudera, Inc.:
Term Loan, 9.194%, (SOFR + 3.75%), 10/8/28		36,483	35,525,629
Term Loan - Second Lien, 11.444%, (SOFR + 6.00%), 10/8/29		4,450	4,180,219
Constant Contact, Inc., Term Loan, 9.566%, (SOFR + 4.00%), 2/10/28		12,896	12,537,917
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Cornerstone OnDemand, Inc., Term Loan, 9.208%, (SOFR + 3.75%), 10/16/28		8,084	$ 7,639,686
Delta TopCo, Inc., Term Loan, 8.846%, (SOFR + 3.50%), 11/30/29		3,990	3,998,311
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/26/31		26,050	25,529,000
E2open LLC, Term Loan, 8.958%, (SOFR + 3.50%), 2/4/28		19,910	19,976,046
ECI Macola Max Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 5/9/30		28,659	28,894,386
Epicor Software Corp.:
Term Loan, 8.594%, (SOFR + 3.25%), 5/23/31		77,766	78,378,805
Term Loan, 5/30/31(11)		9,124	9,198,259
Fiserv Investment Solutions, Inc., Term Loan, 9.326%, (SOFR + 4.00%), 2/18/27		11,942	11,527,462
Gen Digital, Inc., Term Loan, 7.094%, (SOFR + 1.75%), 9/12/29		2,867	2,868,228
GoTo Group, Inc.:
Term Loan, 10.182%, (SOFR + 4.75%), 4/28/28		15,134	13,422,239
Term Loan - Second Lien, 10.182%, (SOFR + 4.75%), 4/28/28		9,575	3,933,873
IGT Holding IV AB:
Term Loan, 6.622%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	6,205	6,679,646
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		1,644	1,646,317
iSolved, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 10/15/30		8,284	8,335,398
Ivanti Software, Inc., Term Loan, 9.833%, (SOFR + 4.25%), 12/1/27		10,197	8,559,410
Marcel LUX IV SARL:
Term Loan, 7.664%, (1 mo. EURIBOR + 4.00%), 11/9/30	EUR	9,150	9,966,953
Term Loan, 9.31%, (SOFR + 4.00%), 11/11/30		32,108	32,369,043
Maverick Bidco, Inc., Term Loan, 9.152%, (SOFR + 3.75%), 5/18/28		3,266	3,259,418
McAfee LLC, Term Loan, 8.593%, (SOFR + 3.25%), 3/1/29		47,852	47,858,069
Mosel Bidco SE:
Term Loan, 8.222%, (3 mo. EURIBOR + 4.50%), 9/16/30	EUR	1,825	1,989,096
Term Loan, 9.835%, (SOFR + 4.50%), 9/16/30		3,275	3,291,375
N-Able International Holdings II LLC, Term Loan, 8.359%, (SOFR + 2.75%), 7/19/28		1,619	1,624,613
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30		18,138	18,256,374
Polaris Newco LLC:
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,093	9,673,165
Term Loan, 9.514%, (SOFR + 4.00%), 6/2/28		7,711	7,727,438

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Project Alpha Intermediate Holding, Inc., Term Loan, 9.002%, (SOFR + 3.75%), 10/28/30		15,474	$ 15,558,639
Proofpoint, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 8/31/28		24,146	24,248,242
Quartz Acquireco LLC, Term Loan, 8.085%, (SOFR + 2.75%), 6/28/30		10,545	10,595,846
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29		23,937	17,848,234
RealPage, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 4/24/28		10,897	10,639,710
Redstone Holdco 2 LP, Term Loan, 10.264%, (SOFR + 4.75%), 4/27/28		12,915	10,966,350
Sabre GLBL, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 12/17/27		8,392	7,613,833
Term Loan, 8.958%, (SOFR + 3.50%), 12/17/27		5,355	4,858,269
Term Loan, 9.694%, (SOFR + 4.25%), 6/30/28		7,345	6,738,740
Term Loan, 10.444%, (SOFR + 5.00%), 6/30/28		11,000	10,278,125
Skillsoft Corp., Term Loan, 10.714%, (SOFR + 5.25%), 7/14/28		14,795	11,937,421
SolarWinds Holdings, Inc., Term Loan, 8.10%, (SOFR + 2.75%), 2/5/30		28,230	28,371,464
Sophia LP, Term Loan, 8.944%, (SOFR + 3.50%), 10/9/29		32,563	32,868,775
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31		42,268	42,443,270
Veritas U.S., Inc., Term Loan, 10.458%, (SOFR + 5.00%), 9/1/25		39,141	34,529,716
Vision Solutions, Inc.:
Term Loan, 9.514%, (SOFR + 4.25%), 4/24/28		38,956	37,775,495
Term Loan - Second Lien, 12.764%, (SOFR + 7.25%), 4/23/29		1,500	1,395,000
			$ 927,534,579
Specialty Retail — 3.1%
Apro LLC, Term Loan, 9.077%, (SOFR + 3.75%), 7/9/31		7,725	$ 7,773,281
Belron Luxembourg SARL, Term Loan, 6.252%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,925	4,274,049
Boels Topholding BV, Term Loan, 6.802%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,586	8,243,012
Etraveli Holding AB, Term Loan, 8.222%, (3 mo. EURIBOR + 4.50%), 11/2/28	EUR	14,622	15,891,466
Great Outdoors Group LLC, Term Loan, 9.208%, (SOFR + 3.75%), 3/6/28		35,005	35,019,535
Harbor Freight Tools USA, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31		30,175	29,831,337
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29		4,820	4,850,476
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31		44,237	$ 44,328,840
LIDS Holdings, Inc., Term Loan, 10.994%, (SOFR + 5.50%), 12/14/26		9,609	9,596,618
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28		17,310	17,340,648
Mavis Tire Express Services Corp., Term Loan, 8.847%, (SOFR + 3.50%), 5/4/28		2,174	2,182,890
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28		15,272	15,165,134
			$ 194,497,286
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 8.722%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	11,050	$ 10,979,730
			$ 10,979,730
Trading Companies & Distributors — 3.4%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.345%, (SOFR + 2.00%), 6/22/28		40,956	$ 41,132,160
Beacon Roofing Supply, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 5/19/28		7,214	7,251,319
Core & Main LP:
Term Loan, 7.339%, (SOFR + 2.00%), 7/27/28		9,473	9,514,275
Term Loan, 7.589%, (SOFR + 2.25%), 2/9/31		9,950	9,987,438
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		9,081	9,161,972
Foundation Building Materials Holding Co. LLC, Term Loan, 9.252%, (SOFR + 4.00%), 1/29/31(10)		16,633	16,494,009
Park River Holdings, Inc., Term Loan, 8.843%, (SOFR + 3.25%), 12/28/27		3,697	3,520,255
Patagonia Bidco Ltd., Term Loan, 10.483%, (SONIA + 5.25%), 11/1/28	GBP	20,050	22,785,350
PEARLS (Netherlands) Bidco BV, Term Loan, 7.636%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,512,168
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28		50,754	41,835,496
White Cap Buyer LLC, Term Loan, 8.594%, (SOFR + 3.25%), 10/19/29		24,391	24,304,891
Windsor Holdings III LLC, Term Loan, 9.345%, (SOFR + 4.00%), 8/1/30		15,413	15,555,922
			$ 208,055,255
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 8.094%, (SOFR + 2.75%), 7/1/31		17,406	$ 17,423,367
			$ 17,423,367

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 12/17/27	25,814	$ 25,881,279
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27	20,149	19,557,185
SBA Senior Finance II LLC, Term Loan, 7.344%, (SOFR + 2.00%), 1/25/31	9,776	9,800,497
		$ 55,238,961
Total Senior Floating-Rate Loans (identified cost $6,790,906,961)		$ 6,639,845,794

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(12)	64,229,061	$ 64,229,061
Total Short-Term Investments (identified cost $64,229,061)		$ 64,229,061
Total Investments — 122.9% (identified cost $7,814,001,671)		$ 7,596,600,118
Less Unfunded Loan Commitments — (0.2)%		$ (12,564,509)
Net Investments — 122.7% (identified cost $7,801,437,162)		$ 7,584,035,609
Other Assets, Less Liabilities — (22.7)%		$(1,402,819,397)
Net Assets — 100.0%		$ 6,181,216,212

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $796,992,567 or 12.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(10)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitments is $12,686,811.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	319,206,055	EUR	297,407,318	Standard Chartered Bank	8/2/24	$ —	$(2,662,988)
EUR	20,000,000	USD	21,724,506	Australia and New Zealand Banking Group Limited	8/30/24	—	(51,323)
EUR	14,500,000	USD	15,570,101	State Street Bank and Trust Company	8/30/24	142,956	—
GBP	2,000,000	USD	2,542,406	State Street Bank and Trust Company	8/30/24	29,396	—
USD	31,215,036	EUR	28,742,000	Bank of America, N.A.	8/30/24	68,505	—
USD	30,503,473	EUR	28,095,948	Bank of America, N.A.	8/30/24	57,042	—
USD	31,655,562	EUR	29,164,000	Bank of America, N.A.	8/30/24	51,727	—
USD	17,391,103	EUR	15,921,927	Citibank, N.A.	8/30/24	137,160	—
USD	32,138,376	EUR	29,587,000	Standard Chartered Bank	8/30/24	76,152	—
USD	33,046,769	EUR	30,433,000	Standard Chartered Bank	8/30/24	67,770	—
USD	32,117,197	EUR	29,588,000	State Street Bank and Trust Company	8/30/24	53,890	—
USD	16,051,015	GBP	12,616,000	Bank of America, N.A.	8/30/24	—	(171,908)
USD	15,893,552	GBP	12,497,029	State Street Bank and Trust Company	8/30/24	—	(176,387)
USD	322,298,151	EUR	297,407,318	Standard Chartered Bank	9/3/24	—	(50,313)
USD	59,607,539	EUR	55,526,000	State Street Bank and Trust Company	9/30/24	—	(651,378)
USD	60,151,585	EUR	56,050,113	State Street Bank and Trust Company	9/30/24	—	(676,119)
USD	60,222,915	EUR	56,130,000	State Street Bank and Trust Company	9/30/24	—	(691,485)
						$684,598	$(5,131,901)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $64,229,061, which represents 1.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$83,572,578	$2,012,528,788	$(2,031,872,305)	$ —	$ —	$64,229,061	$4,033,378	64,229,061
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 241,397,698	$ —	$ 241,397,698
Common Stocks	868,927	49,281,067	0	50,149,994
Corporate Bonds	—	584,945,571	—	584,945,571
Exchange-Traded Funds	16,032,000	—	—	16,032,000
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,604,500,015	22,781,270	6,627,281,285
Warrants	—	—	0	0
Short-Term Investments	64,229,061	—	—	64,229,061
Total Investments	$81,129,988	$7,480,124,351	$22,781,270	$7,584,035,609
Forward Foreign Currency Exchange Contracts	$ —	$ 684,598	$ —	$ 684,598
Total	$81,129,988	$7,480,808,949	$22,781,270	$7,584,720,207
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,131,901)	$ —	$ (5,131,901)
Total	$ —	$ (5,131,901)	$ —	$ (5,131,901)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.

Senior Debt Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.